EARNINGS (LOSS) PER ORDINARY SHARE - Diluted (Details)	12 Months Ended
Dec. 31, 2024 shares
Warrants
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Potentially dilutive ordinary shares.	5,606,626,800
Share options [member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Potentially dilutive ordinary shares.	26,190,400
Restricted share units [member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Potentially dilutive ordinary shares.	377,659,600